Note 8 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets, Gross	$ 4,739	$ 4,649
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 1,827	$ 2,276